Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash, cash equivalents and restricted cash
Cash and cash equivalents

15. Cash and cash equivalents

	At December 31,
	2017	2016
	$m	$m
Cash at bank and in hand	641	768
Short term bank deposits	130	17
Restricted cash	13	28
	784	813

Within cash and cash equivalents, the Group had $13 million of restricted cash at December 31, 2017 (2016: $28 million), which includes bank guarantees in the United States and early retirement plans in Germany.